Advances for Other Fixed Assets under Construction	9 Months Ended
Sep. 30, 2014
Advances For Other Fixed Assets Under Construction [Abstract]
Advances for Other Fixed Assets under Construction
6.      Advances for Other Fixed Assets under Construction:

Fujairah in-land storage facility: In July 2010, the Company assumed a 25-year terminal lease agreement, as a result of the transfer of all the shares of Aegean Oil Terminal Corporation from a related party. The agreement, signed by the Company's subsidiary, Aegean Oil Terminal Corporation, and the Municipality of Fujairah will be automatically renewed for an additional 25 years and was assumed to build an in-land storage facility in the United Arab Emirates. The Company is expected to complete the construction of the new facility in the fourth quarter of 2014 and the payments of the contractual amounts are made with the progress of the construction. As of September 30, 2014, the Company has paid advances for construction of the in-land storage facility amounting to $184,434 and we capitalized interest of amount $12,060. The contractual obligations arising from signed contracts relating to this project after September 30, 2014 are approximately $3,000 for 2014.